Related Party Balances and Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Balances and Transactions
20. Related Party Balances and Transactions
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2019 and June 30, 2020:

Name of related parties	Relationship with the Group
Everest	Controlled by the ultimate controlling party of a principal shareholder of the Group
Tasly Pharmaceutical Group Co., Ltd.	Controlled by the ultimate controlling party of a principal shareholder of the Group
CMAB Biopharma (Suzhou) Inc.	Controlled by the ultimate controlling party of a principal shareholder of the Group
Details of related party balance as of December 31, 2019 and June 30, 2020 are as follows:
Ordinary Shares to be issued to Everest*

	As of December 31,	As of June 30,
	2019	2020
	RMB	RMB	US$ ( Note 2.5)
Everest	258,119	—	—

*	Note: Please refer to Note 15 for further details.
Details of related party transactions for the six months ended June 30, 2019 and 2020 are as follows:
Receipt of CRO services—recognized in research and development expenses

	Six Months Ended June 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Tasly Pharmaceutical Group Co., Ltd.	5,590	—	—

Receipt of research and development funding

	Six Months Ended June 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Everest (Note 15)	51,588	—	—

Project development fee—recognized in research and development expenses

	Six Months Ended June 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
CMAB Biopharma (Suzhou) Inc.	—	695	98

23. Related Party Balances and Transactions
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2018 and 2019:

Name of related parties	Relationship with the Group
Everest	Controlled by the ultimate controlling party of a principal shareholder of the Group
CMAB Biopharma (Suzhou) Inc.	Controlled by the ultimate controlling party of a principal shareholder of the Group
Tasly Pharmaceutical Group Co., Ltd.	Controlled by the ultimate controlling party of a principal shareholder of the Group
Details of related party balance as of December 31, 2018 and 2019 are as follows:
Research and development funding received*

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Everest	178,715	—	—

Ordinary Shares to be issued to Everest*

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Everest	—	258,119	36,534

*Note:	Please refer to Note 18 for further details.
Details of related party transactions for the years ended December 31, 2017, 2018 and 2019 are as follows:
Receipt of CRO services—recognized in research and development expenses

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2.5)
CMAB Biopharma (Suzhou) Inc.	—	2,786	—	—
Tasly Pharmaceutical Group Co., Ltd.	752	—	5,590	791

Receipt of research and development funding

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2.5)
Everest (Note 18)	—	178,715	53,148	7,523